36. EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2019
Events After Reporting Period
EVENTS AFTER THE REPORTING PERIOD

36             EVENTS AFTER THE REPORTING PERIOD

36.1      U.S. Class Action

As disclosed in note 1.3, on March 27, 2020 the parties to the shareholder class action lawsuit that was filed against us, some of our former managers and a current officer of ours in the U.S. Federal District Court in the Southern District of New York in March 2018 reached an agreement to settle the class action for an amount equivalent to R$204,436. Since this event evidences an existing condition as of December 31, 2019, the settlement was reflected in other operating expenses (note 28), with a corresponding increase in deferred income tax of R$69,508 (note 10).

The Company is subject to the reporting requirements established by the Brazilian Corporation Law and the regulations of the Securities and Exchange Commission of Brazil (Comissão de Valores Mobiliários, or “CVM”). The settlement of this class action lawsuit was not reflected in the financial statements required by the CVM, which were filed on March 3, 2020.

The main differences between these consolidated financial statements and those filed with the CVM, resulting from this subsequent event, are disclosed below.

	As filed with the CVM	Adjustment for class action settlement	As filed with the SEC	Corresponding notes
Statement of Income (Loss)
Other operating income (expenses), net	428,820	(204,436)	224,384	26 and 28
Income taxes	125,887	69,508	195,395	10
Net Income from continuing operations	1,213,261	(134,928)	1,078,333	24

Statement of Financial Position
Other current liabilities	512,591	204,436	717,027	-
Deferred income tax	1,845,862	69,508	1,915,370	10
Accumulated losses	(3,996,985)	(134,928)	(4,131,913)	23.3
Total assets and total liabilities and equity	41,700,631	69,508	41,770,139	-

36.2      Coronavirus (COVID-19)

On January 31, 2020 the World Health Organization (WHO) announced the coronavirus (COVID-19) as a global health emergency and on March 11, 2020 declared it a global pandemic. The outbreak has triggered significant decisions from governments and private sector entities, which in addition to the potential impact, increased the uncertainty level for economic agents and may cause effects in the amounts recognized in the financial statements.

The Company continues to operate its plants, distribution centers, logistics, supply chain and administrative offices, even if temporarily and partially under a remote work program in some of its corporate offices. Therefore, there has been no material change in its production plan, operation and/or commercialization. Additionally, management has developed and implemented contingency plans to maintain the operations and monitors the effects of the pandemic through a permanent multidisciplinary monitoring committee, formed by executives, specialists in the public health area and consultants.

Customers from certain regions and channels in which the Company runs businesses are being affected, mainly by the measures of social distancing imposed by authorities. The Company foresees an increase in the default rates during the second quarter of 2020 and a consequent increase in the expected credit losses. Given the behavior of the cycle of the accounts receivable from customers, no impacts are expected in addition to those already registered in these financial statements, however, eventual additional deterioration in the credit cycle of the Company’s customers may impact the results and cash flows of the Company in the future.

Aiming to preventively strengthen its liquidity level during this period of high volatility, additionally to the strategies described in note 25 and to the active revolving credit facility (note 16.3), during March and April of 2020 the Company entered into credit facilities with financial institutions in Brazil in the aggregate amount of approximately R$1,400,000 and maturity of one year, without any financial covenant clause. Considering the current liquidity level, the additional initiatives mentioned above and the perspectives for the short and medium term, management does not foresee significant impacts that could compromise the operating and financial capacity affecting the Company’s continuity.

Due to the high volatility and uncertainty around the length of the impacts of the pandemic, the Company will continue monitoring the situation and evaluating the impacts on assumptions and estimates used in preparing our financial reporting.

36.3      Temporary suspension of exports from Dois Vizinhos and Francisco Beltrão to Saudi Arabia

On February 16, 2020, the Company became aware of an official note from the Saudi Food and Drug Authority (“SFDA”), the Saudi Arabian sanitary authority, regarding a report suspending temporarily two of the Company's plants in the state of Paraná, Dois Vizinhos and Francisco Beltrão, from exporting chicken meat to the Saudi market. The Company has already initiated the necessary adjustments to redirect the production to its other plants, until the matter is duly clarified, considering that five plants maintain authorization to export to Saudi Arabia.

The immediate impact of this measure for BRF is limited to the exports effected by the Dois Vizinhos plant, which was operating with an export volume of approximately 6 thousand tons per month to Saudi Arabia. The Francisco Beltrão plant had not been exporting any products to the Saudi market.

The SFDA confirmed that the measure is temporary and requested from the Brazilian authorities, among other measures, more details about the investigations carried out between 2014 and 2018 regarding alleged violations conducted by the Company in the production of feed and Premix. The Company has cooperated fully and continuously with Brazilian and international authorities in the clarification of the matter and does not tolerate any non-compliance with applicable quality or integrity standards in its production process.

36.4      Purchase of remaining capital stock in Al Wafi Al Takamul

On August 20, 2019, the Company’s wholly-owned subsidiary Badi Limited executed a Share Purchase Agreement with Al Takamul International Company for Commercial Investment Limited for the purchase of the remaining 25% of the capital stock that it did not own in Al Wafi Al Takamul International Company for Food Products Limited (“Wafi”), a company incorporated in the Kingdom of Saudi Arabia responsible for distributing BRF products in that country. The transaction closed on April 21, 2020 for an amount equivalent to R$100,390 thousand (USD19,000 thousand), at which point Wafi became a wholly-owned subsidiary of Badi Limited.